Other assets	12 Months Ended
Dec. 31, 2025
Disclosure of other non-current assets [Abstract]
Other assets	Note 22: Other assets

	2025 £m	2024 £m
Property, plant and equipment:
Premises	1,113	1,085
Equipment	895	877
Operating lease assets (see below)	8,213	7,265
Right-of-use assets (note 23)	737	849
	10,958	10,076
Prepayments	1,631	1,478
Other assets	1,196	1,511
Total other assets	13,785	13,065
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025	1,911	1,131	1,072	483	124	16	4,737
At 31 December 2024	1,577	956	821	365	85	6	3,810
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	4,534	3,894
Internal combustion engine vehicles	1,641	1,630
Self-charging hybrid vehicles	125	166
Plug-in hybrid vehicles	1,905	1,575
Other	8	–
Total operating lease assets	8,213	7,265
The group continues to mitigate used car price movements through a number of market and customer initiatives to improve performance and reduce volatility, including lease extensions, used car leasing, remarketing agreements and residual value insurance.